LIQUIDITY	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
LIQUIDITY
LIQUIDITY

NOTE 2 — LIQUIDITY

As reflected in the accompanying unaudited condensed consolidated financial statements (“CFS”), YS Group reported net loss of RMB11,125,365 and RMB45,091,332 for six months ended September 30, 2022 and 2021, respectively. Cash used in operating activities was RMB107,395,153 and RMB176,984,374 for the six months ended September 30, 2022 and 2021, respectively.

In assessing its liquidity, management monitors and analyzes YS Group’s cash, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. As of September 30, 2022, YS Group had cash and restricted cash of approximately RMB227.0 million ($32.0 million). As of September 30, 2022, YS Group had outstanding bank loans and other borrowing of approximately RMB447.6 million ($63.0 million) from various financial institutions.

Currently, YS Group is working to improve its liquidity and capital sources primarily through cash flows from operations, debt and equity financing. Based on the Company’s current operating plan, management believes the above-mentioned measures collectively will provide sufficient liquidity for YS Group to meet its future liquidity and capital requirement for at least 12 months from the date of this report.

NOTE 2 — LIQUIDITY

As reflected in the accompanying consolidated financial statements (“CFS”), the Company reported net loss of RMB106,004,401 and RMB191,826,242 for the fiscal years ended March 31, 2022 and 2021, respectively. Cash used in operating activities was RMB173,545,357 for the fiscal year ended March 31, 2022.

In assessing its liquidity, management monitors and analyzes the Company’s cash, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. As of March 31, 2022, the Company had cash of approximately RMB271.07 million (US$42.7 million). As of March 31, 2022, the Company had outstanding bank loans and other borrowing of approximately RMB365.66 million (US$57.6 million) from various financial institutions.

Currently, the Company is working to improve its liquidity and capital sources primarily through cash flows from operations, debt and equity financing. Based on the Company current operating plan, management believes the above-mentioned measures collectively will provide sufficient liquidity for YS Group to meet its future liquidity and capital requirement for at least 12 months from the date of this report.